AMERITAS VARIABLE LIFE INSURANCE COMPANY
         AMERITAS VARIABLE LIFE INSURANCE COMPANY SEPARATE ACCOUNT VA-2

           Supplement to OVERTURE MEDLEY! Prospectus Dated May 1, 2001
                          As Amended December 31, 2001

                     This Supplement Dated January 31, 2002

This Supplement is to correct the Current Fee rates for the Optional TSA No Withdrawal Charge Riders for Large Case and for Small Case - once Policy value exceeds $50,000. The Current Fee is 0.25% for each of these Cases, as shown in the following excerpt from the Fees chart on page 6 of the prospectus.

------------------------------------------------------------------------------------- -------------- ----------  -----------
X  =  Optional Feature Fees.                                                                           Current   Guaranteed
                                                                                                         Fee      Maximum
                                                                                                                    Fee
------------------------------------------------------------------------------------ -------------- -----------  -----------

X  Optional TSA NO WITHDRAWAL CHARGE RIDERS -
   - Large Case (Initial premium is $25,000 or greater.)                                               0.25%       0.45%
   - Small Case (Initial premium is less than $25,000.)     When Policy value is $50,000 or less...    0.30%       0.55%
                                                            Once Policy value exceeds $50,000...       0.25%       0.45%
------------------------------------------------------------------------------------- ---------------- ----------  -----------






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         This Supplement should be retained with your current prospectus for your Overture Medley! variable annuity Policy issued by Ameritas Variable Life Insurance Company.

           If you do not have a current prospectus, please contact us at 1-800-745-1112, or you may view or download a prospectus from our website - http://variable.ameritas.com.

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